Fees Summary	Mar. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,500,000,000
Previously Paid Amount	0
Total Fee Amount	229,650
Total Offset Amount	0
Net Fee	$ 229,650